Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended
	Apr. 28, 2021	Dec. 17, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Oct. 15, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share	$ 10.00	$ 10.00
Proceeds from issuance of IPO			$ 373,750,000
Offering costs		$ 19,500,000
Deferred underwriting commissions		13,100,000	13,081,250	$ 13,081,250
Proceeds from issuance of warrants		$ 373,800,000
Restricted investments term		185 days
Value per share		$ 10.00
Net tangible assets for consummation of business combination		$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent		15.00%
Dissolution expense		$ 100,000
Cash			2,266,049	$ 833,608
Stock issued during period value issued for services			25,000
Net working capital			$ 2,000,000.0
Preferred stock par or stated valued per share			$ 0.0001	$ 0.0001
Cash and Cash Equivalents, at Carrying Value			$ 2,266,049	$ 833,608			$ 0
Accumulated deficit		$ 35,065,223	$ 38,301,346	40,767,575	$ 37,379,554	$ 34,199,096
Working Capital Loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 833,600
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of business combination		80.00%
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of redeeming shares of public shares without the company's prior written consent		100.00%
Business combination period		24 months
PIPE Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	8,000,000
Stock issued during period value issued for services	$ 80,000,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value per share		$ 11.50	$ 9.20
Ordinary shares par value	$ 0.0001		0.0001	$ 0.0001
Stock conversion basis	one-for-one
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value	$ 0.0001		$ 0.0001	$ 0.0001
Stock conversion basis	one-for-one
Business Acquisitions [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of voting interests acquired		50.00%
Operating Bank Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 2,300,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrants		$ 9,500,000
Warrants outstanding			6,316,667
Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		6,316,667
Class of warrants and rights issued price per warrant		$ 1.50
Legacy Enjoy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value	$ 10.00
Preferred stock convertible conversion price	$ 0.00001
Warrants outstanding	336,304
Preferred stock converted into warrants	115,875
Class of warrants exercise price per share	$ 6.90
Legacy Enjoy [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock par or stated valued per share	0.00001
Legacy Enjoy [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock par or stated valued per share	0.00001
Legacy Enjoy [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock par or stated valued per share	$ 0.00001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs		$ 19,900,000
Deferred underwriting commissions		$ 13,100,000
Value per share		$ 10.00
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		37,375,000
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO		$ 373,800,000
Stock conversion basis		Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public warrant”).
Warrants outstanding			9,343,750
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares			4,875,000	4,875,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		4,875,000
Backstop Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	5,500,906
Stock issued during period value	$ 55,009,060